AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 97.5%
Communication Services - 7.1%
Comcast Corp., Class A	243,837	$9,148,765
The Interpublic Group of Cos., Inc.	156,200	4,665,694
Verizon Communications, Inc.	226,085	10,442,866

Total Communication Services		24,257,325
Consumer Discretionary - 6.8%
Advance Auto Parts, Inc.	36,663	7,098,690
Genuine Parts Co.	25,737	3,934,415
Magna International, Inc. (Canada)	59,866	3,823,043
Starbucks Corp.	21,917	1,858,123
Target Corp.	40,080	6,548,271

Total Consumer Discretionary		23,262,542
Consumer Staples - 10.4%
The JM Smucker Co.	25,126	3,324,672
Kimberly-Clark Corp.	57,373	7,561,188
The Kroger Co.	56,515	2,624,557
PepsiCo, Inc.	31,484	5,508,441
Sysco Corp.	71,615	6,080,113
Unilever PLC, Sponsored ADR (United Kingdom)[1]	168,610	8,204,563
Walgreens Boots Alliance, Inc.	48,538	1,923,075

Total Consumer Staples		35,226,609
Energy - 8.8%
Enterprise Products Partners LP, MLP	279,135	7,461,279
Kinder Morgan, Inc.	559,237	10,060,674
Magellan Midstream Partners LP, MLP [1]	45,115	2,323,422
The Williams Cos., Inc.	291,037	9,921,451

Total Energy		29,766,826
Financials - 17.7%
Axis Capital Holdings, Ltd. (Bermuda)	92,621	4,676,434
Chubb, Ltd. (Switzerland)	24,992	4,714,491
CNA Financial Corp.	80,363	3,408,999
Fidelity National Financial, Inc.	99,539	3,977,578
M&T Bank Corp.	41,352	7,337,912
The PNC Financial Services Group, Inc.	26,245	4,355,095
The Progressive Corp.	89,875	10,341,018
Truist Financial Corp.	175,426	8,853,750
U.S. Bancorp	199,993	9,439,670
Willis Towers Watson PLC (United Kingdom)	14,934	3,090,442

Total Financials		60,195,389
Health Care - 12.6%
AbbVie, Inc.	53,508	7,678,933
Amgen, Inc.	25,279	6,255,794
	Shares	Value

Bristol-Myers Squibb Co.	134,481	$9,922,008
Merck & Co., Inc.	32,349	2,890,060
Pfizer, Inc.	170,645	8,619,279
Premier, Inc., Class A	189,159	7,275,055

Total Health Care		42,641,129
Industrials - 6.7%
Lockheed Martin Corp.	11,495	4,756,746
United Parcel Service, Inc., Class B	62,663	12,212,392
Watsco, Inc.	21,281	5,829,930

Total Industrials		22,799,068
Information Technology - 15.6%
Cisco Systems, Inc.	169,272	7,679,871
Corning, Inc.	298,870	10,986,461
CSG Systems International, Inc.	47,283	3,085,216
Fidelity National Information Services, Inc.	48,429	4,947,507
Micron Technology, Inc.	42,885	2,652,866
NortonLifeLock, Inc.	154,897	3,799,623
Oracle Corp.	142,019	11,054,759
QUALCOMM, Inc.	41,402	6,005,774
Texas Instruments, Inc.	15,871	2,839,163

Total Information Technology		53,051,240
Real Estate - 2.3%
American Tower Corp., REIT	14,598	3,953,576
STORE Capital Corp., REIT	129,141	3,747,672

Total Real Estate		7,701,248
Utilities - 9.5%
The AES Corp.	540,214	12,003,555
Black Hills Corp.	72,988	5,634,673
IDACORP, Inc.	52,847	5,904,067
Vistra Corp.	334,169	8,638,269

Total Utilities		32,180,564

Total Common Stocks (Cost $243,547,521)		331,081,940

Principal Amount
Short-Term Investments - 2.8%
Joint Repurchase Agreements - 0.5%[2]
Nomura Securities International, Inc., dated 07/29/22, due 08/01/22, 2.300% total to be received $785,642 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 09/01/32 - 01/20/69, totaling $801,201)	$785,491	785,491

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Joint Repurchase Agreements - 0.5%[2] (continued)
RBC Dominion Securities, Inc., dated 07/29/22, due 08/01/22, 2.300% total to be received $1,000,192 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 08/25/22 - 05/20/52, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,785,491

	Shares
Other Investment Companies - 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[3]	5,049,115	5,049,115
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[3]	2,601,060	2,601,060

Total Other Investment Companies		7,650,175

Total Short-Term Investments (Cost $9,435,666)		9,435,666
Value

Total Investments - 100.3% (Cost $252,983,187)	$340,517,606
Other Assets, less Liabilities - (0.3)%	(1,184,724)
Net Assets - 100.0%	$339,332,882

[1]	Some of these securities, amounting to $9,826,508 or 2.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$331,081,940	—	—	$331,081,940
Short-Term Investments
Joint Repurchase Agreements	—	$1,785,491	—	1,785,491
Other Investment Companies	7,650,175	—	—	7,650,175
Total Investments in Securities	$338,732,115	$1,785,491	—	$340,517,606

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$9,826,508	$1,785,491	$8,190,031	$9,975,522
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-4.750%	10/31/22-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.